Significant accounting policies - Disclosure of estimated useful lives for KWESST's property and equipment (Details)	12 Months Ended
Sep. 30, 2023
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Low-rate initial production equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
R&D equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Sales demo equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives, description	Shorter of useful life or remaining term of lease